Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of Right to use asset

Right of use asset, net

	December 31
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars
Cost:
Opening balance	7,333	5,930	2,083
Dispositions	(2,180)	(2,166)	(619)
Additions	1,459	3,569	414
Closing balance	6,612	7,333	1,878

Accumulated depreciation:
Opening balance	3,245	3,064	921
Dispositions	(2,180)	(1,983)	(619)
Depreciation	2,156	2,164	613
Closing balance	3,221	3,245	915

Net book value	3,391	4,088	963

Schedule of Leases liabilities

Leases liabilities

	December 31
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Opening balance	4,198	2,985	1,193
Additions	1,460	3,569	414
Dispositions	-	(187)	-
Payments	(2,180)	(2,169)	(619)
Closing balance	3,478	4,198	988

Schedule of Amounts Recognized in Profit Or Loss

Amounts recognized in profit or loss

	For the year ended December 31
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Depreciation expense on right-to-use assets	2,156	2,164	612
Interest expense on lease liabilities	126	96	36
Cancellation of rental expenses	(2,306)	(2,264)	(655)
	(24)	(4)	(7)